Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

In March 2009, the Company announced that it had undertaken a thorough review of its overall B2B strategy for international trade and decided to discontinue its tootoo.com business. This decision was made in light of the major changes in the global economic environment. Tootoo.com was originally developed as a B2B search and service provider for suppliers and buyers engaged in international trade.

In August 2010, the Company sold Shanghai Meihuilong, its wholly-owned subsidiary, that provided catering services to institutional customers. Management believes that the sale allows the Company to optimize its food related segment resources to focus on the development of the e-grocery food business, which targets individual consumers.

In August 2010, the Company terminated its contractual relationships with Baichuan Tongda, its former VIE, and in connection therewith, received cash of approximately RMB1,500 (US$227).

Summarized 2009 and 2010 operating results from discontinued operations included in the Company’s consolidated statements of operations are as follows:

	Years Ended December 31,
	2009	2010
	RMB	RMB

Net revenues	14,995	19,271

(Loss) income before income taxes	(8,401)	1,410
Loss from disposal of the discontinued component	—	(1,808)
Income tax benefit	—	—

Loss from discontinued operations, net of tax	(8,401)	(398)
Non-controlling interest in discontinued operations	89	—

Loss from discontinued operations	(8,312)	(398)

Loss per share from discontinued operations - basic	(0.24)	(0.01)

Loss per share from discontinued operations - diluted	(0.24)	(0.01)